Mortgage Servicing Rights (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Mortgage Servicing Rights [Abstract]
Mortgage Servicing Rights Activity

The following table presents the activity in the Company’s mortgage servicing rights:

	Three months ended March 31,
	2013	2012
	(In Thousands)
Mortgage servicing rights at beginning of the period	$3,220	198
Additions	958	439
Amortization	(269)	(22)
Mortgage servicing rights at end of the period	3,909	615
Valuation allowance at end of period	—	—
Mortgage servicing rights at the end of the period, net	$3,909	615

The following table presents the activity related to the Company’s mortgage servicing rights:

	Year ended December 31,
	2012	2011
	(In Thousands)
Mortgage servicing rights at beginning of the period	$198	$42
Additions	3,411	169
Amortization	(389)	(13)
Mortgage servicing rights at end of the period	3,220	198
Valuation allowance at end of period	—	—
Mortgage servicing rights at the end of the period, net	$3,220	$198

Estimated Amortization Expense of Mortgage Servicing Rights

The following table shows the estimated future amortization expense for mortgage servicing rights for the periods indicated:

		March 31,
		2013
		(In Thousands)
Estimate for the period ended December 31:	2013	$862
	2014	935
	2015	765
	2016	597
	2017	429
	Thereafter	321
	Total	$3,909

The following table shows the estimated future amortization expense for mortgage servicing rights at December 31, 2012 for the periods indicated:

		(In Thousands)
Estimate for the years ended December 31:	2013	890
	2014	747
	2015	603
	2016	459
	2017	316
	Thereafter	205
	Total	3,220